RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Foreign currency translation and other	$ 15
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	220
Provision	12	$ 5	$ 22
Charge-offs, net of recoveries	(1)	(3)	(22)
Foreign currency translation and other	13	(13)	(11)
Ending Balance	244	220	220
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance	65
Provision	7	4	6
Charge-offs, net of recoveries	0	0	1
Foreign currency translation and other	2	3	(4)
Ending Balance	$ 74	69	65
Adjusted Balance | Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		231	231
Adjusted Balance | Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening Balance		$ 62	$ 62